Shareholder Report, Line Graph (Details) 1014011_Franklin International Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2016	Mar. 31, 2026
Franklin International Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin International Core Dividend Tilt Index ETF (NAV)
Accumulated Value	$ 20,555	$ 19,532	$ 16,907	$ 15,866	$ 14,277	$ 11,194	$ 12,052	$ 11,192	$ 10,830	$ 10,000	$ 25,815
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Accumulated Value	23,177	22,134	19,117	17,863	16,682	12,111	13,499	12,826	11,979	10,000	$ 28,244
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Accumulated Value	$ 21,302	$ 20,263	$ 17,567	$ 16,446	$ 14,752	$ 11,533	$ 12,370	$ 11,423	$ 11,018	$ 10,000	$ 26,716